Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

9.      Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company recorded a full valuation allowance due to the uncertainty of future realization of federal and state net operating loss carryforwards.

As of June 30, 2024, total net operating loss carryforwards totaled approximately $64.3 million. The Company’s net operating loss carryforwards consist of approximately $16.6 million related to years prior to 2022, which will carryforward through 2037, and approximately $19.9 million and $17.8 million for fiscal years 2022 and 2023, respectively, which will carry forward indefinitely. The Company’s net operating loss carryforward of $10.0 million for the first six months of fiscal year 2024 will also carry forward indefinitely.

In December 2017, the U.S. Tax Cuts and Jobs Act of 2017 (“Tax Act”) was enacted into law which significantly revised the Internal Revenue Code of 1986, as amended. The enacted federal income tax law, among other things, contains significant changes to corporate taxation, including a flat corporate tax rate of 21%, limitation of the tax deduction for interest expense to 30% of adjusted taxable income, limitation of the deduction for newly generated net operating losses to 80% of current year taxable income and elimination of net operating loss carrybacks, future taxation of certain classes of offshore earnings regardless of whether they are repatriated, immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits beginning in 2018.

The Company generated an income tax benefit of $1.6 million and $3.3 million for the three and six months ended June 30, 2024, respectively, resulting in a cumulative income tax benefit of $63.8 million. The Company has increased its valuation allowance for this deferred tax asset accordingly as the Company’s ability to generate sufficient taxable income to utilize its net operating loss carry forwards is uncertain. The Company’s deferred tax balances primarily consist of its operating loss carryforwards and stock-based compensation.

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expense. At June 30, 2024 and 2023, the Company did not have any unrecognized uncertain tax positions or any associated interest and penalties.

8.      Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company recorded a valuation allowance due to the uncertainty of future realization of federal and state net operating loss carryforwards.

Deferred income tax assets are comprised of the following (in thousands):

	As of December 31,
	2023	2022
Deferred income tax assets:	$60,537	$51,919
Valuation allowance	(60,537)	(51,919)
Net total	$—	$—

As of December 31, 2023, total net operating loss carryforwards total approximately $54.3 million. The Company’s net operating loss carryforwards consist of approximately $16.5 million related to years prior to 2022, which will carryforward through 2037, and approximately $19.9 million and $17.8 million for fiscal years 2022 and 2023, respectively, which will carry forward indefinitely.

In December 2017, the U.S. Tax Cuts and Jobs Act of 2017 (“Tax Act”) was enacted into law which significantly revises the Internal Revenue Code of 1986, as amended. The newly enacted federal income tax law, among other things, contains significant changes to corporate taxation, including a flat corporate tax rate of 21%, limitation of the tax deduction for interest expense to 30% of adjusted taxable income, limitation of the deduction for newly generated net operating losses to 80% of current year taxable income and elimination of net operating loss (“NOL”) carrybacks, future taxation of certain classes of offshore earnings regardless of whether they are repatriated, immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits beginning in 2018.

The Company generated an income tax benefit of $10.0 million for the year ended December 31, 2023. The Company has increased its valuation allowance accordingly as the Company’s ability to generate sufficient taxable income to utilize its net operating loss carry forwards is uncertain. The Company’s deferred tax balances primarily consist of its operating loss carryforwards and stock-based compensation.

The reconciliation between the statutory rate and the effective tax rate is as follows:

	As of December 31,
	2023	2022
Effective Tax Rate Reconciliation:
Federal statutory tax rate	21%	21%
State taxes, net of federal benefit	—%	—%
Change in valuation allowance	(21)%	(21)%
Effective Tax Rate	—%	—%

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expense. At December 31, 2023 and 2022 the Company did not have any unrecognized uncertain tax positions or any associated interest and penalties.

The Company’s federal income tax returns for tax years ended December 31, 2019 and beyond remain subject to examination by the Internal Revenue Service. The returns for Arizona, the Company’s most significant state tax jurisdiction, remain subject to examination by the Arizona Department of Revenue for tax years ended December 31, 2017 and beyond.